Other Financial and Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Breakdown of Other Financial and Non-Financial Liabilities
The breakdown of the other financial and
non-financial
liabilities account in the statement of financial position is as follows:

Other financial liabilities	12/31/2020	12/31/2019
Credit and debit card settlement - due to merchants	17,203,560	18,351,431
Amounts payable for other spot purchases pending settlement	15,506,806	3,477,137
Amounts payable for spot purchases of foreign currency pending settlement	8,449,971	31,488
Payment orders pending settlement foreign exchange	3,073,105	2,789,684
Collections and other transactions on account and behalf others	1,413,544	2,141,311
Finance leases liabilities (see note 13.1)	1,175,527	1,248,339
Amounts payable for spot purchases of government securities pending settlement	420,552	18,612
Other	1,972,822	2,123,834

	49,215,887	30,181,836

Other non-financial liabilities	12/31/2020	12/31/2019
Dividends payable (see note 50)	16,579,990
Salaries, bonuses and payroll taxes payables	4,909,779	4,994,206
Withholdings	4,136,489	3,139,511
Taxes payables	1,788,389	2,580,254
Miscellaneous payables	1,426,724	1,304,518
Fees payables	503,649	667,312
Retirement pension payment orders pending settlement	409,534	452,047
Other	602,387	638,670

	30,356,941	13,776,518